PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks – 59.7% of Net Assets
	Aerospace & Defense – 0.6%
20	Axon Enterprise, Inc.(a)	$1,978
87	Boeing Co. (The)	12,562
39	General Dynamics Corp.	5,122
29	Moog, Inc., Class A	1,809
61	Raytheon Technologies Corp.	3,314

		24,785

	Air Freight & Logistics – 0.7%
200	Expeditors International of Washington, Inc.	17,674
47	United Parcel Service, Inc., Class B	7,384

		25,058

	Airlines – 0.1%
14	Delta Air Lines, Inc.	429
295	JetBlue Airways Corp.(a)	3,531

		3,960

	Auto Components – 0.4%
113	Aptiv PLC	10,903
17	BorgWarner, Inc.	595
26	Visteon Corp.(a)	2,331

		13,829

	Automobiles – 0.4%
398	General Motors Co.	13,743
27	Thor Industries, Inc.	2,284

		16,027

	Banks – 2.7%
77	Ameris Bancorp	2,256
137	BancorpSouth Bank	3,207
684	Bank of America Corp.	16,211
299	Cadence BanCorp	3,355
337	Citigroup, Inc.	13,958
122	Citizens Financial Group, Inc.	3,324
104	Columbia Banking System, Inc.	2,955
10	Comerica, Inc.	455
70	Cullen/Frost Bankers, Inc.	4,919
241	Fulton Financial Corp.	2,649
142	Huntington Bancshares, Inc.	1,482
122	International Bancshares Corp.	3,377
314	KeyCorp	4,076
20	M&T Bank Corp.	2,072
179	People’s United Financial, Inc.	1,910
66	PNC Financial Services Group, Inc. (The)	7,384
316	Regions Financial Corp.	4,203
111	TCF Financial Corp.	3,020
109	Truist Financial Corp.	4,591

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
189	Trustmark Corp.	$4,421
115	U.S. Bancorp	4,479
322	Wells Fargo & Co.	6,907
50	Wintrust Financial Corp.	2,461

		103,672

	Beverages – 1.6%
162	Coca-Cola Co. (The)	7,786
80	Constellation Brands, Inc., Class A	13,218
292	Keurig Dr Pepper, Inc.	7,855
329	Monster Beverage Corp.(a)	25,191
58	PepsiCo, Inc.	7,731

		61,781

	Biotechnology – 1.5%
40	AbbVie, Inc.	3,404
21	Alexion Pharmaceuticals, Inc.(a)	2,418
37	Amgen, Inc.	8,027
11	Biogen, Inc.(a)	2,773
83	BioMarin Pharmaceutical, Inc.(a)	6,178
100	Gilead Sciences, Inc.	5,815
18	Ligand Pharmaceuticals, Inc.(a)	1,484
49	Regeneron Pharmaceuticals, Inc.(a)	26,634
5	Vertex Pharmaceuticals, Inc.(a)	1,042

		57,775

	Building Products – 0.3%
21	Lennox International, Inc.	5,705
58	Owens Corning	3,797
38	Trex Co., Inc.(a)	2,643

		12,145

	Capital Markets – 3.6%
39	Ameriprise Financial, Inc.	6,272
370	Bank of New York Mellon Corp. (The)	12,713
7	BlackRock, Inc.	4,194
412	Charles Schwab Corp. (The)	16,937
14	CME Group, Inc.	2,110
45	FactSet Research Systems, Inc.	13,793
68	Franklin Resources, Inc.	1,275
54	Goldman Sachs Group, Inc. (The)	10,208
26	Intercontinental Exchange, Inc.	2,454
19	Invesco Ltd.	249
98	Janus Henderson Group PLC	2,381
25	Moody’s Corp.	6,573
25	MSCI, Inc.	8,746
38	Nasdaq, Inc.	4,598
94	Northern Trust Corp.	7,357
39	S&P Global, Inc.	12,587
171	SEI Investments Co.	8,405
248	State Street Corp.	14,607

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
7	T. Rowe Price Group, Inc.	$887

		136,346

	Chemicals – 0.7%
5	Air Products & Chemicals, Inc.	1,381
22	DuPont de Nemours, Inc.	1,252
5	Ecolab, Inc.	918
53	HB Fuller Co.	2,398
38	Innospec, Inc.	2,513
53	Linde PLC	11,678
45	Minerals Technologies, Inc.	2,461
26	Stepan Co.	3,028

		25,629

	Commercial Services & Supplies – 0.3%
65	Healthcare Services Group, Inc.	1,487
27	MSA Safety, Inc.	3,562
9	Republic Services, Inc.	794
40	Tetra Tech, Inc.	4,036
30	Waste Management, Inc.	3,237

		13,116

	Communications Equipment – 0.6%
65	Ciena Corp.(a)	2,560
428	Cisco Systems, Inc.	15,365
7	F5 Networks, Inc.(a)	931
36	Lumentum Holdings, Inc.(a)	2,977

		21,833

	Construction & Engineering – 0.2%
123	AECOM(a)	5,515
151	Fluor Corp.	1,714

		7,229

	Consumer Finance – 1.4%
765	Ally Financial, Inc.	20,410
137	American Express Co.	12,500
240	Capital One Financial Corp.	17,539
34	Green Dot Corp., Class A(a)	1,813

		52,262

	Containers & Packaging – 0.3%
308	Amcor PLC	3,212
38	Ball Corp.	3,382
38	International Paper Co.	1,662
192	O-I Glass, Inc.	1,811

		10,067

	Distributors – 0.3%
30	Genuine Parts Co.	2,713

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
20	POOL CORP.	$6,996

		9,709

	Diversified Consumer Services – 0.1%
81	Service Corp. International	3,751

	Diversified Telecommunication Services – 0.1%
138	AT&T, Inc.	3,729

	Electric Utilities – 0.6%
99	American Electric Power Co., Inc.	8,903
18	Edison International	1,009
25	Eversource Energy	2,182
37	Exelon Corp.	1,476
22	FirstEnergy Corp.	654
36	IDACORP, Inc.	3,158
44	NextEra Energy, Inc.	3,221
38	PPL Corp.	1,045

		21,648

	Electrical Equipment – 0.7%
13	Acuity Brands, Inc.	1,159
250	Ballard Power Systems, Inc.(a)	3,692
33	Eaton Corp. PLC	3,425
22	Generac Holdings, Inc.(a)	4,623
25	Hubbell, Inc.	3,638
27	Rockwell Automation, Inc.	6,402
40	Sunrun, Inc.(a)	2,081

		25,020

	Electronic Equipment, Instruments & Components – 0.9%
68	Avnet, Inc.	1,678
70	Cognex Corp.	4,613
15	Coherent, Inc.(a)	1,877
37	Corning, Inc.	1,183
94	Itron, Inc.(a)	6,387
14	Littelfuse, Inc.	2,771
13	Rogers Corp.(a)	1,576
100	TE Connectivity Ltd.	9,688
83	Trimble, Inc.(a)	3,995
123	Vishay Intertechnology, Inc.	1,995

		35,763

	Energy Equipment & Services – 0.3%
523	Archrock, Inc.	3,102
116	Baker Hughes Co.	1,713
83	National Oilwell Varco, Inc.	697
347	Schlumberger NV	5,184
56	TechnipFMC PLC	310

		11,006

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.3%
96	Activision Blizzard, Inc.	$7,270
80	Cinemark Holdings, Inc.	655
45	Electronic Arts, Inc.(a)	5,392
25	Netflix, Inc.(a)	11,894
29	Take-Two Interactive Software, Inc.(a)	4,493
156	Walt Disney Co. (The)	18,915

		48,619

	Food & Staples Retailing – 0.3%
53	BJ’s Wholesale Club Holdings, Inc.(a)	2,030
58	Kroger Co. (The)	1,868
166	SpartanNash Co.	3,056
30	Sysco Corp.	1,659
93	Walgreens Boots Alliance, Inc.	3,166

		11,779

	Food Products – 0.5%
56	Campbell Soup Co.	2,613
25	Conagra Brands, Inc.	877
41	General Mills, Inc.	2,424
71	Hain Celestial Group, Inc. (The)(a)	2,183
56	Hormel Foods Corp.	2,727
36	Ingredion, Inc.	2,552
11	J.M. Smucker Co. (The)	1,234
21	Kellogg Co.	1,321
5	McCormick & Co., Inc.	903
50	Mondelez International, Inc., Class A	2,656

		19,490

	Gas Utilities – 0.2%
73	New Jersey Resources Corp.	2,130
41	ONE Gas, Inc.	2,831
80	South Jersey Industries, Inc.	1,541
88	UGI Corp.	2,846

		9,348

	Health Care Equipment & Supplies – 1.2%
36	Abbott Laboratories	3,784
5	Becton Dickinson & Co.	1,156
26	Boston Scientific Corp.(a)	891
7	Cooper Cos., Inc. (The)	2,233
12	Danaher Corp.	2,754
15	DENTSPLY SIRONA, Inc.	708
15	Edwards Lifesciences Corp.(a)	1,075
38	Globus Medical, Inc., Class A(a)	1,981
19	Haemonetics Corp.(a)	1,921
36	Hill-Rom Holdings, Inc.	3,279
20	Hologic, Inc.(a)	1,376
11	Intuitive Surgical, Inc.(a)	7,338
27	Medtronic PLC	2,715
109	Meridian Bioscience, Inc.(a)	1,869

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
36	Merit Medical Systems, Inc.(a)	$1,802
19	Penumbra, Inc.(a)	4,960
11	Quidel Corp.(a)	2,951
6	STERIS PLC	1,063
6	Stryker Corp.	1,212
9	Varian Medical Systems, Inc.(a)	1,555

		46,623

	Health Care Providers & Services – 2.3%
13	Amedisys, Inc.(a)	3,367
4	Anthem, Inc.	1,091
38	BioTelemetry, Inc.(a)	1,618
70	Centene Corp.(a)	4,137
10	Chemed Corp.	4,783
33	Cigna Corp.	5,510
152	CVS Health Corp.	8,526
15	DaVita, Inc.(a)	1,294
34	Encompass Health Corp.	2,084
113	HCA Healthcare, Inc.	14,005
24	Henry Schein, Inc.(a)	1,526
42	Humana, Inc.	16,770
18	Laboratory Corp. of America Holdings(a)	3,596
143	MEDNAX, Inc.(a)	1,823
65	Patterson Cos., Inc.	1,617
69	Quest Diagnostics, Inc.	8,428
19	UnitedHealth Group, Inc.	5,798

		85,973

	Health Care Technology – 0.4%
186	Allscripts Healthcare Solutions, Inc.(a)	1,875
158	Cerner Corp.	11,074
67	HMS Holdings Corp.(a)	1,784

		14,733

	Hotels, Restaurants & Leisure – 1.5%
33	Dine Brands Global, Inc.	1,698
37	Dunkin’ Brands Group, Inc.	3,689
126	Hilton Worldwide Holdings, Inc.	11,064
22	Jack in the Box, Inc.	1,761
23	Marriott Vacations Worldwide Corp.	2,222
428	MGM Resorts International	8,804
145	Starbucks Corp.	12,609
138	Wendy’s Co. (The)	3,015
159	Yum China Holdings, Inc.	8,464
57	Yum! Brands, Inc.	5,320

		58,646

	Household Durables – 0.4%
110	KB Home	3,548
87	Meritage Homes Corp.(a)	7,577

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
149	Taylor Morrison Home Corp.(a)	$3,218

		14,343

	Household Products – 0.9%
29	Church & Dwight Co., Inc.	2,563
5	Clorox Co. (The)	1,036
188	Colgate-Palmolive Co.	14,832
41	Kimberly-Clark Corp.	5,436
88	Procter & Gamble Co. (The)	12,065

		35,932

	Independent Power & Renewable Electricity Producers – 0.5%
80	AES Corp. (The)	1,560
144	NextEra Energy Partners LP	9,043
65	Ormat Technologies, Inc.	4,607
106	Sunnova Energy International, Inc.(a)	2,550

		17,760

	Industrial Conglomerates – 0.4%
16	3M Co.	2,559
19	Carlisle Cos., Inc.	2,354
1,270	General Electric Co.	9,423
6	Honeywell International, Inc.	990

		15,326

	Insurance – 1.6%
31	Aflac, Inc.	1,053
30	Allstate Corp. (The)	2,663
378	American International Group, Inc.	11,903
54	Chubb Ltd.	7,015
12	eHealth, Inc.(a)	805
63	First American Financial Corp.	2,809
23	Hanover Insurance Group, Inc. (The)	2,200
14	Lincoln National Corp.	491
22	Marsh & McLennan Cos., Inc.	2,276
132	MetLife, Inc.	4,996
49	Prudential Financial, Inc.	3,137
175	Reinsurance Group of America, Inc.	17,679
24	Travelers Cos., Inc. (The)	2,897

		59,924

	Interactive Media & Services – 3.2%
17	Alphabet, Inc., Class A(a)	27,474
22	Alphabet, Inc., Class C(a)	35,662
201	Facebook, Inc., Class A(a)	52,885
114	Twitter, Inc.(a)	4,715

		120,736

	Internet & Direct Marketing Retail – 2.9%
128	Alibaba Group Holding Ltd., Sponsored ADR(a)	39,000
13	Amazon.com, Inc.(a)	39,470

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
9	Booking Holdings, Inc.(a)	$14,603
311	eBay, Inc.	14,813
100	Qurate Retail, Inc., Class A	677

		108,563

	IT Services – 3.1%
14	Accenture PLC, Class A	3,037
126	Automatic Data Processing, Inc.	19,903
52	Cognizant Technology Solutions Corp., Class A	3,714
467	DXC Technology Co.	8,602
13	Fidelity National Information Services, Inc.	1,620
79	Fiserv, Inc.(a)	7,542
82	Gartner, Inc.(a)	9,848
43	MasterCard, Inc., Class A	12,412
21	Paychex, Inc.	1,727
252	Sabre Corp.	1,643
11	VeriSign, Inc.(a)	2,098
202	Visa, Inc., Class A	36,705
221	Western Union Co. (The)	4,296
19	WEX, Inc.(a)	2,404

		115,551

	Leisure Products – 0.0%
84	Callaway Golf Co.	1,301

	Life Sciences Tools & Services – 0.9%
16	Agilent Technologies, Inc.	1,633
53	Illumina, Inc.(a)	15,513
9	IQVIA Holdings, Inc.(a)	1,386
1	Mettler-Toledo International, Inc.(a)	998
77	NeoGenomics, Inc.(a)	3,021
35	Repligen Corp.(a)	5,830
9	Thermo Fisher Scientific, Inc.	4,258
8	Waters Corp.(a)	1,783

		34,422

	Machinery – 2.4%
46	AGCO Corp.	3,543
120	Caterpillar, Inc.	18,846
45	Cummins, Inc.	9,895
106	Deere & Co.	23,947
45	Flowserve Corp.	1,310
17	Illinois Tool Works, Inc.	3,330
61	ITT, Inc.	3,691
78	Kennametal, Inc.	2,418
48	Oshkosh Corp.	3,233
55	Parker-Hannifin Corp.	11,460
13	Proto Labs, Inc.(a)	1,535
82	Terex Corp.	2,025
53	Toro Co. (The)	4,351

		89,584

Shares	Description	Value (†)
Common Stocks – continued
	Media – 1.2%
4	Cable One, Inc.	$6,927
21	Charter Communications, Inc., Class A(a)	12,680
377	Comcast Corp., Class A	15,925
24	Discovery, Inc., Series C(a)	440
66	New York Times Co. (The), Class A	2,618
122	Omnicom Group, Inc.	5,758

		44,348

	Metals & Mining – 0.3%
111	Commercial Metals Co.	2,292
19	Newmont Corp.	1,194
13	Nucor Corp.	621
47	Reliance Steel & Aluminum Co.	5,123
30	Royal Gold, Inc.	3,564

		12,794

	Multi-Utilities – 0.3%
58	Consolidated Edison, Inc.	4,552
19	Dominion Energy, Inc.	1,527
23	DTE Energy Co.	2,839
11	Sempra Energy	1,379
15	WEC Energy Group, Inc.	1,508

		11,805

	Multiline Retail – 0.1%
283	Macy’s, Inc.	1,757
13	Target Corp.	1,979

		3,736

	Oil, Gas & Consumable Fuels – 0.9%
803	Apache Corp.	6,665
15	Chevron Corp.	1,042
64	Concho Resources, Inc.	2,657
82	Devon Energy Corp.	732
127	Diamondback Energy, Inc.	3,297
320	EOG Resources, Inc.	10,957
114	EQT Corp.	1,726
409	Marathon Oil Corp.	1,620
60	ONEOK, Inc.	1,740
456	Southwestern Energy Co.(a)	1,218
43	Valero Energy Corp.	1,660
84	World Fuel Services Corp.	1,768

		35,082

	Paper & Forest Products – 0.1%
81	Louisiana-Pacific Corp.	2,315

	Pharmaceuticals – 1.2%
63	Bristol-Myers Squibb Co.	3,682
18	Eli Lilly & Co.	2,348
28	Jazz Pharmaceuticals PLC(a)	4,035

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
57	Merck & Co., Inc.	$4,287
90	Novartis AG, Sponsored ADR	7,027
66	Novo Nordisk A/S, Sponsored ADR	4,217
30	Perrigo Co. PLC	1,316
126	Pfizer, Inc.	4,471
361	Roche Holding AG, Sponsored ADR	14,436

		45,819

	Professional Services – 0.5%
49	Exponent, Inc.	3,410
11	IHS Markit Ltd.	890
18	Insperity, Inc.	1,378
50	Korn Ferry	1,510
29	ManpowerGroup, Inc.	1,968
376	Nielsen Holdings PLC	5,080
22	Verisk Analytics, Inc.	3,915

		18,151

	Real Estate Management & Development – 0.2%
98	CBRE Group, Inc., Class A(a)	4,939
25	Jones Lang LaSalle, Inc.	2,822

		7,761

	REITs - Apartments – 0.3%
89	American Campus Communities, Inc.	3,334
7	AvalonBay Communities, Inc.	974
59	Camden Property Trust	5,442
25	Equity Residential	1,174

		10,924

	REITs - Diversified – 0.2%
24	Crown Castle International Corp.	3,749
13	Digital Realty Trust, Inc.	1,876
3	Equinix, Inc.	2,194
63	Weyerhaeuser Co.	1,719

		9,538

	REITs - Health Care – 0.2%
162	Healthpeak Properties, Inc.	4,369
38	Ventas, Inc.	1,500
16	Welltower, Inc.	860

		6,729

	REITs - Hotels – 0.1%
101	Host Hotels & Resorts, Inc.	1,058
263	Park Hotels & Resorts, Inc.	2,612

		3,670

	REITs - Mortgage – 0.2%
153	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,403

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.4%
7	Boston Properties, Inc.	$507
134	Corporate Office Properties Trust	3,006
152	Douglas Emmett, Inc.	3,587
203	Easterly Government Properties, Inc.	4,243
67	Kilroy Realty Corp.	3,154

		14,497

	REITs - Shopping Centers – 0.1%
362	Brixmor Property Group, Inc.	3,968

	REITs - Storage – 0.0%
23	Iron Mountain, Inc.	599

	REITs - Warehouse/Industrials – 0.2%
43	CyrusOne, Inc.	3,055
36	ProLogis, Inc.	3,571

		6,626

	Road & Rail – 0.3%
15	CSX Corp.	1,184
24	Norfolk Southern Corp.	5,019
39	Ryder System, Inc.	1,921
13	Union Pacific Corp.	2,304

		10,428

	Semiconductors & Semiconductor Equipment – 2.9%
75	Advanced Micro Devices, Inc.(a)	5,647
13	Analog Devices, Inc.	1,541
29	Applied Materials, Inc.	1,718
51	Cirrus Logic, Inc.(a)	3,512
78	Cree, Inc.(a)	4,961
42	Enphase Energy, Inc.(a)	4,120
143	First Solar, Inc.(a)	12,447
68	Ichor Holdings Ltd.(a)	1,582
88	Intel Corp.	3,897
5	Lam Research Corp.	1,710
23	Micron Technology, Inc.(a)	1,158
71	NVIDIA Corp.	35,596
124	QUALCOMM, Inc.	15,297
42	Silicon Laboratories, Inc.(a)	4,303
54	Texas Instruments, Inc.	7,808
23	Universal Display Corp.	4,561

		109,858

	Software – 4.3%
11	Adobe, Inc.(a)	4,918
117	Autodesk, Inc.(a)	27,558
30	Blackbaud, Inc.	1,480
42	Bottomline Technologies, Inc.(a)	1,668
21	Cadence Design Systems, Inc.(a)	2,297
8	Citrix Systems, Inc.	906

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
15	Fair Isaac Corp.(a)	$5,872
5	Intuit, Inc.	1,573
137	Microsoft Corp.	27,738
261	NortonLifeLock, Inc.	5,369
419	Oracle Corp.	23,510
27	Paylocity Holding Corp.(a)	5,009
36	PTC, Inc.(a)	3,020
26	Qualys, Inc.(a)	2,284
95	salesforce.com, Inc.(a)	22,066
4	ServiceNow, Inc.(a)	1,990
114	Workday, Inc., Class A(a)	23,954

		161,212

	Specialty Retail – 1.5%
31	Aaron’s Holdings Co., Inc.	1,620
122	American Eagle Outfitters, Inc.	1,673
33	Asbury Automotive Group, Inc.(a)	3,398
5	AutoZone, Inc.(a)	5,645
10	Best Buy Co., Inc.	1,116
16	Five Below, Inc.(a)	2,133
243	Gap, Inc. (The)	4,726
48	Home Depot, Inc. (The)	12,802
24	Lithia Motors, Inc., Class A	5,510
44	Lowe’s Cos., Inc.	6,956
36	Monro, Inc.	1,514
41	Tiffany & Co.	5,365
33	Williams-Sonoma, Inc.	3,010

		55,468

	Technology Hardware, Storage & Peripherals – 0.5%
115	Apple, Inc.	12,519
161	Hewlett Packard Enterprise Co.	1,391
154	HP, Inc.	2,766
85	NCR Corp.(a)	1,727
17	Seagate Technology PLC	813

		19,216

	Textiles, Apparel & Luxury Goods – 0.7%
20	Deckers Outdoor Corp.(a)	5,067
57	NIKE, Inc., Class B	6,845
655	Under Armour, Inc., Class A(a)	9,065
39	VF Corp.	2,621
78	Wolverine World Wide, Inc.	2,080

		25,678

	Thrifts & Mortgage Finance – 0.1%
294	New York Community Bancorp, Inc.	2,443

	Trading Companies & Distributors – 0.0%
25	GATX Corp.	1,707

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
31	American Water Works Co., Inc.	$4,666
195	Essential Utilities, Inc.	8,034

		12,700

	Wireless Telecommunication Services – 0.2%
56	Shenandoah Telecommunications Co.	2,443
49	T-Mobile US, Inc.(a)	5,369

		7,812

	Total Common Stocks (Identified Cost $2,201,001)	2,256,080

Principal Amount
Bonds and Notes – 4.0%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$ 586	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	587

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,192

	Banking – 0.9%
2,000	American Express Co., 3.700%, 8/03/2023	2,171
1,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	1,030
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,027
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,187
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,129
1,000	Capital One Financial Corp., 3.300%, 10/30/2024	1,085
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,306
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,045
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,224
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,153
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,193
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,210
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,176
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,135
3,000	Truist Bank, 3.200%, 4/01/2024	3,239

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	$2,159
3,000	Westpac Banking Corp., 2.350%, 2/19/2025	3,193

		36,662

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,150
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,079

		4,229

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,152

	Construction Machinery – 0.1%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	3,018
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,054

		5,072

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,084

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,193
2,000	Entergy Corp., 0.900%, 9/15/2025	2,000
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,072
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,218

		8,483

	Food & Beverage – 0.1%
3,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	3,079
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,257
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,156

		7,492

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,032

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Health Insurance – 0.1%
$ 2,000	Anthem, Inc., 4.101%, 3/01/2028	$2,305
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,892

		5,197

	Healthcare – 0.2%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,316
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,111
2,000	McKesson Corp., 3.950%, 2/16/2028	2,304
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,058

		7,789

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,096
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,963

		4,059

	Life Insurance – 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,224

	Media Entertainment – 0.1%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,296

	Midstream – 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,104
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,086

		3,190

	Mortgage Related – 0.7%
494	FHLMC, 3.000%, 6/01/2049	515
996	FNMA, 2.000%, 9/01/2050	1,027
990	FNMA, 2.500%, 8/01/2050	1,032
10,296	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	10,756
7,550	FNMA, 3.500%, with various maturities in 2049(c)	7,961
3,218	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	3,433

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 1,535	FNMA, 4.500%, with various maturities in 2049(c)	$1,659

		26,383

	Natural Gas – 0.1%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,994

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,214
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,066
2,000	Johnson & Johnson, 1.300%, 9/01/2030	1,993

		6,273

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,173

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,071

	Restaurants – 0.1%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,053

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,075
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,370
2,000	Oracle Corp., 2.950%, 5/15/2025	2,177
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032, 144A	1,957
2,000	VMware, Inc., 2.950%, 8/21/2022	2,076

		9,655

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,788

	Wirelines – 0.1%
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.380%, 5/15/2025(d)	2,049

	Total Bonds and Notes (Identified Cost $145,335)	151,179

Shares	Description	Value (†)
Exchange-Traded Funds – 8.2%
5,081	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $317,245)	$310,703

Affiliated Mutual Funds – 25.7%
5,363	Mirova Global Green Bond Fund, Class N	58,351
28,970	Mirova International Sustainable Equity Fund, Class N	369,077
11,323	WCM Focused Emerging Markets Fund	194,181
16,261	WCM Focused International Growth Fund	346,848

	Total Affiliated Mutual Funds (Identified Cost $949,153)	968,457

	Total Investments – 97.6% (Identified Cost $3,612,734)	3,686,419
	Other assets less liabilities – 2.4%	89,797

	Net Assets – 100.0%	$3,776,216

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the value of Rule 144A holdings amounted to $1,957 or 0.1% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$77,764	$32,845	$53,506	$2,294	$(1,046)	$58,351	$693
Mirova International Sustainable Equity Fund, Class N	818,734	133,793	629,169	92,018	(46,299)	369,077	1,655
WCM Focused Emerging Markets Fund	—	194,869	—	—	(688)	194,181	—
WCM Focused International Growth Fund	—	350,774	—	—	(3,926)	346,848	—

	$896,498	$712,281	$682,675	$94,312	$(51,959)	$968,457	$2,348

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,256,080	$—	$—	$2,256,080
Bonds and Notes*	—	151,179	—	151,179
Exchange-Traded Funds	310,703	—	—	310,703
Affiliated Mutual Funds	968,457	—	—	968,457

Total	$3,535,240	$151,179	$—	$3,686,419

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Equity	92.0%
Fixed Income	5.6

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%